UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Address:

         ,

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     November 09, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $287,235 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      377     4025 SH       SOLE                     4025
Abbott Laboratories         COM                 002824100      311     5800 SH       SOLE                     5800
Altria Group                COM                 718154107      291     4191 SH       SOLE                     4191
American Express            COM                 025816109     2139    36036 SH       SOLE                    36036
Amgen Inc                   COM                               3038    53708 SH       SOLE                    53708
Anheuser-Busch              COM                 035229103    17229   344654 SH       SOLE                   344654
AT&T                        COM                 001957109      556    13138 SH       SOLE                    13138
Bank of New York            COM                 064057102      362     8200 SH       SOLE                     8200
Berkshire Hathaway ClA/100  COM                                237      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    67682    17126 SH       SOLE                    17126
BP PLC ADR                  COM                 055622104      257     3700 SH       SOLE                     3700
Bravo! Foods Intl           COM                 105666101        0    50000 SH       SOLE                    50000
Bristol-Myers Squibb        COM                 110122108      327    11350 SH       SOLE                    11350
Cadbury Schweppes Plc       COM                                633    13600 SH       SOLE                    13600
Central Fund of Canada Cl A                     153501101    18150  1846375 SH       SOLE                  1846375
Chevron                     COM                 166764100     2379    25425 SH       SOLE                    25425
cisco Systems               COM                 17275R102      468    14125 SH       SOLE                    14125
Citigroup                   COM                 172967101      369     7900 SH       SOLE                     7900
CMKM Diamonds               COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104    17577   305853 SH       SOLE                   305853
ConocoPhillips              COM                 20825C104     2451    27922 SH       SOLE                    27922
Dell Inc                    COM                 247025109      341    12350 SH       SOLE                    12350
Diageo PLC ADR              COM                               1439    16400 SH       SOLE                    16400
Dodge & Cox Stk Fd                                             222     1400 SH       SOLE                     1400
Dominion Res Black Warrior  COM                 25746Q108      400    18525 SH       SOLE                    18525
Dow Chemical                COM                 260543103      237     5500 SH       SOLE                     5500
Duke Energy                 COM                 264399106      328    17550 SH       SOLE                    17550
E*Trade Group               COM                                234    17900 SH       SOLE                    17900
Express Scripts             COM                 302182100      234     4200 SH       SOLE                     4200
Exxon Mobil                 COM                 30231G102    10990   118737 SH       SOLE                   118737
Ford Motor II 6.5% Cv Pfd   COM                 345395206      294     7775 SH       SOLE                     7775
General Electric            COM                 369604103     4683   113108 SH       SOLE                   113108
Hershey Foods Corp          COM                               1690    36425 SH       SOLE                    36425
Hewlett-Packard             COM                 428236103      349     7000 SH       SOLE                     7000
Home Depot                  COM                 437076102    11895   366662 SH       SOLE                   366662
Honeywell Intl              COM                 438516106      502     8448 SH       SOLE                     8448
Int'l Business Machines     COM                 459200101     1304    11067 SH       SOLE                    11067
Intel                       COM                 458140100      202     7800 SH       SOLE                     7800
Johnson & Johnson           COM                 478160104    15740   239575 SH       SOLE                   239575
Kimberly-Clark              COM                 494368103      218     3100 SH       SOLE                     3100
Lilly Eli & Company         COM                 532457108     1716    30150 SH       SOLE                    30150
Lowe's Companies            COM                 548661107     1127    40210 SH       SOLE                    40210
McDermott Int'l             COM                 580037109      330     6102 SH       SOLE                     6102
McDonalds Corp              COM                 580135101     2895    53154 SH       SOLE                    53154
Merck & Co                  COM                 589331107    20477   396153 SH       SOLE                   396153
Moody's Corporation         COM                 615369105      474     9400 SH       SOLE                     9400
Motorola                    COM                 620076109     3358   181221 SH       SOLE                   181221
MSCI Eafe Index i Shares                                       206     2500 SH       SOLE              25        0
Pepsico                     COM                 713448108     2213    30202 SH       SOLE                    30202
PetroChina ADR              COM                 71646E100      574     3101 SH       SOLE                     3101
Pfizer Incorporated         COM                 717081103     4767   195111 SH       SOLE                   195111
PNC Financial Services      COM                 693475105     1117    16400 SH       SOLE                    16400
Procter & Gamble            COM                 742718109     5254    74699 SH       SOLE                    74699
Royal Dutch Shell ADR       COM                                353     4300 SH       SOLE                     4300
Sabine Royalty Trust        COM                 785688102      206     4675 SH       SOLE                     4675
Schering Plough             COM                 806605101    12818   405252 SH       SOLE                   405252
Schlumberger                COM                 806857108      368     3500 SH       SOLE                     3500
Southern Company            COM                 842587107      254     7000 SH       SOLE                     7000
Texas Citizens Bank         COM                                162    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      468    12784 SH       SOLE                    12784
U S Bancorp                 COM                 902973304    11612   356953 SH       SOLE                   356953
Umpqua Holdings             COM                 904214103      321    16060 SH       SOLE                    16060
USG Corp                    COM                 903293405    14760   393067 SH       SOLE                   393067
Wachovia Corp               COM                 929903102     1783    35559 SH       SOLE                    35559
Wachovia DEPs               PFD                                  0    30300 SH       SOLE                    30300
Wells Fargo & Co            COM                 949746101    12086   339315 SH       SOLE                   339315
Wyeth                       COM                 983024100      285     6400 SH       SOLE                     6400
YUM! Brands                 COM                 895953107     1116    32980 SH       SOLE                    32980